ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 3 - ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of:

	September 30 ,	December 31,
	2025	2024
Accrued bonuses	$538,875	$704,000
Accrued general and administrative expenses	68,595	40,485
Total accrued expenses and other current liabilities	$607,470	$744,485

NOTE 5 - ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of:

	December 31,
	2024	2023
Accrued bonuses	$704,000	$638,000
Accrued general and administrative expenses	40,485	73,686
Total accrued expenses and other current liabilities	$744,485	$711,686